Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts Receivable Net
(add 000)	2015	2014
Customer receivables	$408,551	$418,016
Other current receivables	9,310	7,062
	417,861	425,078
Less allowances	(6,940)	(4,077)
Total	$410,921	$421,001